Critical accounting estimates and judgements (Tables)	12 Months Ended
Dec. 31, 2025
Critical accounting estimates and judgments
Schedule of management's assessment of current uncertainties

	Assessment	Risk discussion and response
Revenue and profitability	• Limited impact on revenue collections thus far. • Customers continue to perform, and we have not experienced significant deterioration in payments.

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The Group has long-term revenue contracts with its customers amounting to approximately $10.4 billion from continuing operations (see note 6).

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Our ability to collect revenue from our customers is impacted by our customers’ ability to generate and collect revenues from their operations. Our customers have, in the main, seen an increased demand for their services.

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The impact on collections has thus far been limited and the Group remains in constant conversation with customers regarding their liquidity and ability to meet their obligations.

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The Group regularly reviews measures for cost savings whilst maintaining its ability to operate effectively and towards strategic goals.

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The Group has continued to invest in capital expenditure which supports revenue growth.

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Customer revenue contracts include foreign exchange reset functions, including on Naira contracts.

Liquidity	• Sufficient liquidity is available. • No current impact on going concern.

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The Group has cash and cash equivalents of $853 million as of December 31, 2025, and undrawn facilities at IHS Holding level of $300 million.

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Management has assessed current cash reserves and the availability of undrawn facilities and continues to monitor available liquidity in the context of ongoing operational requirements and planned capital expenditure.

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In the context of current commitments and available liquidity, management believes that the going concern assumption remains appropriate.

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All of the Group’s operations are cash generative.

Access to USD	• Minimal impact to date.

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In Nigeria, during 2025 we continued to source U.S. dollars locally to fund our U.S. dollar requirements, and overall USD liquidity improved as the year progressed, although may not persist at current levels.

Internal controls	• Minimal impact to date.	• Our IT team monitors the increased risk of fraud, data or security breaches, loss of data and the potential for other cyber-related attacks and utilises security measures to mitigate such risks.
Supply chain	• Moderate risk due to delays.

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The Group works closely with suppliers and contractors to ensure availability of supplies on site, especially diesel supplies which are critical to many of our operations.

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Regular maintenance of our towers continues while observing strict safety guidelines for our employees and our suppliers and contractors.

Latam disposals and MTN Merger agreement	• Minimal impact to date.

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After December 31, 2025, the Group announced that it had signed transactions to dispose of its Latam tower and fiber operations. These disposals will result in significant cash inflows and improve liquidity, and therefore are not a risk to going concern.

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The Company also signed a definitive merger agreement to be acquired by MTN subject to closing conditions. Management has not identified any significant risks to liquidity, covenant compliance, or operational continuity that would result from the completion of this merger.